Accounts Receivables and Accrued Revenues (Detail) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Trade and other current receivables [abstract]
Accounts Receivable and Accrued Revenues	$ 5,272	$ 3,435